12 Months Ended
Oct. 31, 2014

SSGA Active Trust

Supplement dated August 28, 2015

to the

Prospectus dated October 31, 2014, as supplemented

SPDR® Blackstone / GSO Senior Loan ETF

SPDR® SSgA Ultra Short Term Bond ETF

Both Funds

Effective immediately, the following changes are made to the Prospectus:

1.)	On page 29 of the Prospectus in the SPDR Blackstone / GSO Senior Loan ETF's Summary section, the fifth paragraph of "THE FUND'S PRINCIPAL INVESTMENT STRATEGY" section is hereby deleted in its entirety and replaced with the following:

When identifying prospective investment opportunities in Senior Loans, the Sub-Adviser currently intends to invest principally in Senior Loans that are below investment grade quality and will rely on fundamental credit analysis in an effort to attempt to minimize the loss of the Portfolio's capital. While credit ratings assigned by Moody's Investors Services, Inc., Standard & Poor's Financial Services, LLC and/or Fitch Inc. (the "SROs" (statistical rating agencies)) will be considered, such ratings will not be determinative in the Sub-Adviser's process in the selection of specific debt securities (including Senior Loans). The Senior Loans and other securities that the Sub-Adviser is likely to select for investment in by the Portfolio will typically be rated below investment grade quality by one or more of the SROs or, if unrated, will typically, in the opinion of the Sub-Adviser, be of similar credit quality. If circumstances cause the Sub-Adviser to take a negative credit view on an existing investment the Portfolio may, if the Sub-Adviser believes that circumstances require, exit the investment. The circumstances giving rise to the Sub-Adviser's negative credit view may, but will not necessarily, coincide with a downgrade of the Senior Loan or other security's credit rating. The Sub-Adviser expects to invest in Senior Loans, other loans and bonds of companies, including high yield securities and Rule 144A securities, possessing the following attributes, which it believes will help generate higher risk adjusted total returns:

2.)	On page 30 of the Prospectus in the SPDR Blackstone / GSO Senior Loan ETF's Summary section, the following is added to the "PRINCIPAL RISKS OF INVESTING IN THE FUND" section:

Restricted Securities Risk: The Portfolio may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

3.)	On page 34 of the Prospectus in the "PRINCIPAL RISKS OF INVESTING IN THE FUND" section of the SPDR SSgA Ultra Short Term Bond ETF's Summary section, the discussion of "Privately-Issued Securities Risk" is hereby deleted in its entirety and replaced with the following:

Restricted Securities Risk: The Portfolio may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.